As filed with the Securities and Exchange Commission on March 7, 2008.

                       1933 Act Registration No. 33-87244
                       1940 Act Registration No. 811-8894

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

                  Pre-Effective Amendment No.                     [ ]
                  Post-Effective Amendment No.   57               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  [ ]
                  Amendment No.    58                             [X]

                                JNL SERIES TRUST
          --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                    1 Corporate Way, Lansing, Michigan 48951
          --------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (517) 381-5500
         ---------------------------------------------------------------

                                             with a copy to:

Susan S. Rhee, Esq.                          Jorden Burt LLP
JNL Series Trust                             1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary          Suite 400 East
1 Corporate Way                              Washington, D.C. 20007
Lansing, Michigan 48951                      Attn:  Gary O. Cohen

                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box)

____ immediately upon filing pursuant to paragraph (b)

_X__ on March 14, 2008 pursuant to paragraph (b)

____ 60 days after filing pursuant to paragraph (a)(1)

____ on (date) pursuant to paragraph (a)(1)

____ 75 days after filing pursuant to paragraph (a)(2)

____ on May 1, 2006 pursuant to paragraph (a)(2) of Rule 485.

_X__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 57, is to designate a new effective date of the Post-Effective Amendment No. 56, which was filed on February 29, 2008 (Accession No. 0000933691-08-000033). Parts A, B and C of Post-Effective Amendment No. 56 are unchanged and hereby incorporated by reference.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 7th day of March 2008.

                                      JNL SERIES TRUST

                             By:      /S/ MARK D. NERUD BY SUSAN S. RHEE*
                                      -----------------------------------
                                      Mark D. Nerud
                                      President


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.


/S/ MARD D. NERUD BY SUSAN S. RHEE*                                March 7, 2008
----------------------------------------
Mark D. Nerud
President and Trustee

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*                             March 7, 2008
----------------------------------------
Michael Bouchard
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*                              March 7, 2008
----------------------------------------
WILLIAM CROWLEY
Trustee

/S/ DOMINIC D'ANNUNZIO BY SUSAN S. RHEE*                           March 7, 2008
----------------------------------------
Dominic D'Annunzio
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*                              March 7, 2008
----------------------------------------
Michelle Engler
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*                                  March 7, 2008
----------------------------------------
JAMES HENRY
Trustee

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*                          March 7, 2008
----------------------------------------
Richard D. McLellan
Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*                             March 7, 2008
----------------------------------------
WILLIAM R. RYBAK
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*                        March 7, 2008
----------------------------------------
PATRICIA A. WOODWORTH
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*                              March 7, 2008
----------------------------------------
DANIEL W. KOORS
Vice President, Chief Financial Officer and Treasurer

* By Susan S. Rhee, Attorney In Fact